Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Consolidated Statement of Cash Flows
Expense incurred in relation to Brumadinho event	$ 185	$ 109	$ 300	$ 268
Brumadinho event
Consolidated Statement of Cash Flows
Expense incurred in relation to Brumadinho event	$ 185	$ 109	$ 300	$ 268